Acquisitions - Summary of Net Proceeds from Business Combination (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Net cash received by KLDiscovery from Business Combination	$ 186,503
Pivotal Acquisition Corp. [Member]
Business Acquisition [Line Items]
Gross cash received by KLDiscovery from Business Combination	201,657
Less: fees to underwriters	(6,500)
Less: other transaction costs	(8,654)
Net cash received by KLDiscovery from Business Combination	$ 186,503